Inventory (Tables)	12 Months Ended
Aug. 31, 2022
Inventory Abstract
Schedule of Inventory

	2022	2021
Stockpiled ore	$2,643	$712
In-circuit	210	350
Gold doré	253	-
Precious metals inventory	3,106	1,062
Supplies	524	117
Total Inventory	$3,630	$1,179